LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 3, 2016

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A AND SCHEDULE B

The following text replaces any information to the contrary in the section of the Summary Prospectus and Prospectus titled “Purchase and sale of fund shares” for each of the funds listed in Schedule A:

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
Class IS
General	N/A
Uniform Gifts or Transfers to Minor Accounts	N/A
IRAs	N/A
SIMPLE IRAs	N/A
Systematic Investment Plans	N/A
Clients of Eligible Financial Intermediaries	None/None
Eligible Investment Programs	None/None
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None
Other Retirement Plans	N/A
Institutional Investors	1 million/None

The following text replaces any information to the contrary in the section of the Prospectus titled “Comparing the fund’s classes” for each of the funds listed in Schedule A:

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/or service fees	Exchange privilege[1]
Class IS

•  No initial or contingent deferred sales charge

•  Only offered to certain Institutional Investors, Retirement Plans with omnibus accounts held on the books of the fund and Clients of Eligible Financial Intermediaries

•  Generally lower annual expenses than the other classes

		None	None	None	Class IS shares of funds sold by the distributor
[1]	Ask your Service Agent about the funds available for exchange.

The following text replaces, to the extent applicable, any information to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors” for each of the funds listed in Schedule A and Schedule B. Some funds may not offer all of the classes listed:

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class A, Class A2, Class FI, Class R, Class I or Class IS shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class A2, Class FI, Class R, Class I or Class IS shares. Class I and Class IS shares are available for exchange from Class A, Class A2, Class C or Class C1 shares of the fund by participants in the Eligible Investment Programs.

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of the fund (either at the plan level or at the level of the financial intermediary), certain rollover IRAs and Institutional Investors, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS. In order to purchase Class IS shares, an investor must hold its shares in one account, which is not subject to payment of recordkeeping, account servicing, networking or similar fees by the fund to any intermediary.

The following text replaces, to the extent applicable, any information to the contrary in the first paragraph of the section of the Prospectus titled “Exchanging shares – Generally” for each of the funds listed in Schedule A and Schedule B:

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares or Class IS shares of the same fund under certain limited circumstances. Please refer to the section of this Prospectus titled “Retirement and Institutional Investors – eligible investors” or contact your financial intermediary for more information.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2016
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2016
Legg Mason BW Global Opportunities Bond Fund	May 1, 2015
Legg Mason BW International Opportunities Bond Fund	May 1, 2015
Martin Currie Emerging Markets Fund	February 1, 2016
Martin Currie International Unconstrained Equity Fund	November 30, 2015
Miller Income Opportunity Trust	February 1, 2016
QS Batterymarch Emerging Markets Fund	February 1, 2016
QS Batterymarch International Equity Fund	February 1, 2016
QS Batterymarch U.S. Small-Capitalization Equity Fund	May 1, 2015
QS Global Market Neutral Fund	November 30, 2015
QS Legg Mason Strategic Real Return Fund	February 1, 2016

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 29, 2015
ClearBridge All Cap Value Fund	February 1, 2016
ClearBridge Dividend Strategy Fund	May 1, 2015
ClearBridge International Small Cap Fund	February 1, 2016
ClearBridge Large Cap Growth Fund	March 31, 2015
ClearBridge Small Cap Value Fund	February 1, 2016
Permal Alternative Core Fund	May 1, 2015
QS Batterymarch Global Dividend Fund	February 1, 2016
QS Batterymarch International Dividend Fund	February 1, 2016
QS Batterymarch U.S. Large Cap Equity Fund	March 31, 2015
QS Legg Mason Dynamic Multi-Strategy Fund	June 1, 2015

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2015
Western Asset Corporate Bond Fund	May 1, 2015
Western Asset Emerging Markets Debt Fund	June 30, 2015
Western Asset Global High Yield Bond Fund	May 1, 2015
Western Asset Global Strategic Income Fund	November 25, 2015
Western Asset Mortgage Backed Securities Fund	May 1, 2015
Western Asset Short Duration High Income Fund	November 25, 2015
Western Asset Short-Term Bond Fund	May 1, 2015
Western Asset Short Term Yield Fund	November 25, 2015
Western Asset Ultra Short Obligations Fund	November 25, 2015 (revised December 10, 2015)

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2015
Western Asset Core Plus Bond Fund	May 1, 2015
Western Asset Global Government Bond Fund	September 30, 2015
Western Asset High Yield Fund	September 30, 2015
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2015
Western Asset Intermediate Bond Fund	September 30, 2015
Western Asset Total Return Unconstrained Fund	September 30, 2015

SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2016
ClearBridge Small Cap Fund	March 1, 2016
ClearBridge Value Trust	March 1, 2016
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2016
Legg Mason BW Alternative Credit Fund	March 1, 2016
Legg Mason BW Global High Yield Fund	March 1, 2016

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Appreciation Fund	March 1, 2016
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2016
ClearBridge International Value Fund	March 1, 2016
ClearBridge Large Cap Value Fund	March 1, 2016
ClearBridge Mid Cap Fund	March 1, 2016
ClearBridge Mid Cap Growth Fund	March 1, 2016
ClearBridge Select Fund	March 1, 2016
ClearBridge Small Cap Growth Fund	March 1, 2016
ClearBridge Sustainability Leaders Fund	March 1, 2016
ClearBridge Tactical Dividend Income Fund	March 1, 2016
Permal Alternative Select Fund	March 1, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Macro Opportunities Fund	March 1, 2016

Please retain this supplement for future reference.

LMFX245309

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